Investment Securities	12 Months Ended
Dec. 31, 2016
Investments Debt And Equity Securities [Abstract]
Investment Securities
5.	Investment Securities

At December 31, 2016 and 2015, our investment securities were as follows (in thousands):

	December 31,
	2016	2015
Fair value of investment securities	$2,740	$17,929
Cost basis of investment securities	2,739	17,946

	Years ended December 31,
	2016	2015
Net unrealized (gains)/losses on investment securities	$(1)	$17